Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Other Information - Additional Information (Detail) $ in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Dec. 01, 2020 installment	May 08, 2020	May 04, 2020	Mar. 20, 2020 MW	Nov. 30, 2020	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Provisions [Line Items]
Borrowings							$ 35,064		$ 29,474	$ 40,867
Regulatory agreement revenue							17,842		261,185
Other income, by nature							953,698		1,260,736	1,064,928
Outstanding amount of loan							$ 35,064		29,474	40,867
Energy supply contract term passed						10 years	10 years
Repayment of debt							$ 1,775,865		4,782,344	4,301,358
Disbursements received							1,646,135		4,898,823	4,538,165
Liabilities							16,599,895		17,530,198
Voluntary retirement plan expenses							$ 99,813		$ 106,433	$ 91,376
Total tax income (expense) using statutory rate						27.00%	27.00%	27.00%	27.00%	27.00%
2020 Framework Agreement [Member]
Disclosure Of Other Provisions [Line Items]
Other income, by nature						$ 1.5	$ 17,842
Enel Generación Costanera S.A. (formerly Endesa Costanera)
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary		68.826%	65.006%
Borrowings							20,496		$ 23,229
Outstanding amount of loan							$ 20,496		$ 23,229
Enel Generacion El Chocon S.A.
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary						67.67%	67.67%	67.67%	67.67%
Borrowings							$ 208,941		$ 233,733
Outstanding amount of loan							$ 208,941		$ 233,733
Central Dock Sud S.A.
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary						70.24%	70.24%	70.24%	70.24%
Energy Capacity | MW				816
Borrowings							$ 82,438		$ 93,557
Number of installments collected | installment	22
Number of installments agreed in contracts | installment	120
Outstanding amount of loan							82,438		93,557
Edesur
Disclosure Of Other Provisions [Line Items]
Loss Contingency Accrual, Period Increase (Decrease)								$ 12,183.0	203,433
Regulatory agreement revenue								$ 15,641.0	261,185
Central Vuelta Obligado S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings							311,875		350,519
Outstanding amount of loan							$ 311,875		$ 350,519
Manuel Belgrano Thermal Power [Member]
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary					25.60%	8.59%	8.59%
San Martin Thermal Power Plant [Member]
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary					25.60%	7.70%	7.70%